Prospectus, May 1, 2003

Evergreen Variable Annuity Funds

Evergreen VA Fund
Evergreen VA Growth and Income Fund
Evergreen VA International Growth Fund

Class 1

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks..................................................2
Evergreen VA Fund.......................................................4
Evergreen VA Growth and Income Fund.....................................6
Evergreen VA International Growth Fund..................................8

GENERAL INFORMATION:

The Funds' Investment Advisor...........................................10
The Funds' Portfolio Managers...........................................10
Calculating the Share Price.............................................10
How to Choose the Share Class That Best Suits You.......................10
Participating Insurance Companies.......................................10
How to Buy and Redeem Shares............................................11
Other Services..........................................................11
The Tax Consequences of Investing in the Funds..........................11
Fees and Expenses of the Funds..........................................11
Financial Highlights....................................................13
Other Fund Practices....................................................16
Index Descriptions......................................................17

In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Variable Annuity Funds

Shares of the Fund are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. Shares of the Fund may be purchased through a variable annuity contract or variable life insurance policy by placing an order with your participating insurance company. For more information about the Fund and the other Funds offered in the Evergreen funds family, please call 1.800.847.5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio managers' targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio managers deem necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o not guaranteed to achieve its investment goal;
o not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk
If interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If a Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to a Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk
If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Emerging Market Risk
An emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability). A Fund's investment in securities of companies located in emerging countries could expose it to certain risks. Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade.
There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

Below Investment Grade Bond Risk
Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

VA Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the common stocks of large U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on March 31, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $233.8 million to $259.1 billion. The Fund's portfolio managers use a diversified equity style of management, best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies that the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies that the Fund's portfolio managers believe are undervalued. Other equity securities in which the Fund may invest include preferred stocks and securities convertible into common stocks.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993        1994      1995      1996       1997        1998      1999        2000             2001            2002
==============================================================================================================================
==============================================================================================================================
                                           37.16       6.44      23.03       - 11.99          - 17.85         - 22.22
==============================================================================================================================
Best Quarter:                              4th Quarter 1998                         + 18.02 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                             3rd Quarter 1998                         - 17.20 %
==============================================================================================================================
==============================================================================================================================
Year-to-date total return through 3/31/2003 is -2.90%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 and the Russell 1000(R) Index (Russell 1000). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
                    Inception Date of Class          1 year       5 year     10 year     Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================
Class 1             3/1/1996                         - 22.22 %    - 5.93 %   N/A         2.20 %
==============================================================================================================================
==============================================================================================================================
Russell 1000                                         - 21.65 %    - 0.58 %   N/A         6.23 %
==============================================================================================================================
==============================================================================================================================
S&P 500                                              - 22.10 %    - 0.59 %   N/A         6.38 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

================================================================================
                                                       Class 1
================================================================================
================================================================================
Management Fees                                        0.75 %
================================================================================
================================================================================
12b-1 Fees                                             0.00 %
================================================================================
================================================================================
Other Expenses                                         0.23 %
================================================================================
================================================================================
Total Fund Operating Expenses                          0.98 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                                           Class 1
================================================================================
================================================================================
1 year                                                           $ 100
================================================================================
================================================================================
3 years                                                          $ 312
================================================================================
================================================================================
5 years                                                          $ 542
================================================================================
================================================================================
10 years                                                         $ 1,201
================================================================================

VA Growth and Income Fund

FUND FACTS:

Goals:
Capital Growth Current Income

Principal Investment:
Medium-Cap and Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks capital growth in the value of its shares and current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in the common stocks of medium- and large-sized U.S. companies, (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on March 31, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $233.8 million to $259.1 billion. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and display certain characteristics such as earning a high return on investment and having some kind of competitive advantage in their industry. The Fund intends to seek additional income primarily by investing in convertible bonds, including below investment grade bonds, and convertible preferred stocks of any quality up to 20% of its assets. The Fund may also invest up to 20% of its assets in foreign securities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk
o        Below Investment Grade Bond Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1993        1994      1995       1996      1997         1998      1999         2000          2001             2002
==============================================================================================================================
==============================================================================================================================
                                           34.66        4.77      18.57        - 0.30        - 12.16          - 15.41
==============================================================================================================================
Best Quarter:                              2nd Quarter 1997                         + 17.25 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                             3rd Quarter 2001                         - 18.56 %
==============================================================================================================================
==============================================================================================================================
Year-to-date total return through 3/31/2003 is -3.93%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Value Index (Russell 1000 Value). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
                          Inception Date of Class        1 year      5 year     10 year    Performance Since 3/1/1996
==============================================================================================================================
==============================================================================================================================
Class 1                   3/1/1996                       - 15.41 %   - 1.65 %   N/A        5.85 %
==============================================================================================================================
==============================================================================================================================
Russell 1000 Value                                       - 15.52 %   1.16 %     N/A        7.86 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

================================================================================
                                                            Class 1
================================================================================
================================================================================
Management Fees                                             0.75 %
================================================================================
================================================================================
12b-1 Fees                                                  0.00 %
================================================================================
================================================================================
Other Expenses                                              0.18 %
================================================================================
================================================================================
Total Fund Operating Expenses                               0.93 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                                           Class 1
================================================================================
================================================================================
1 year                                                           $ 95
================================================================================
================================================================================
3 years                                                          $ 296
================================================================================
================================================================================
5 years                                                          $ 515
================================================================================
================================================================================
10 years                                                         $ 1,143
================================================================================

VA International Growth Fund

FUND FACTS:

Goals:
Long-term Capital Growth Modest Income

Principal Investment:
Equity Securities of Non-U.S. Companies in Developed Markets

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks long-term capital growth and secondarily, modest income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets and may purchase securities across all market capitalizations. The Fund may also invest in emerging markets. The Fund normally invests at least 65% of its assets in the securities of companies in at least three different countries (other than the U.S.). The portfolio managers seek both growth and value opportunities. For growth investments the portfolio managers seek, among other things, good business models, good management and growth in cash flows. For value investments the portfolio managers seek companies that are undervalued in the marketplace compared to their assets. The Fund intends to seek modest income from dividends paid by its equity holdings. Excluding repurchase agreements, the Fund invests solely in securities of non-U.S. issuers.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk
o        Emerging Market Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 8/17/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

============================================================================================================================
1993        1994       1995       1996      1997       1998       1999        2000           2001            2002
==============================================================================================================================
==============================================================================================================================
                                                                  38.22       - 5.06         - 18.18         - 10.47
==============================================================================================================================
Best Quarter:                              4th Quarter 1999                         + 26.01 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                             3rd Quarter 2002                         - 15.56 %
==============================================================================================================================
==============================================================================================================================
Year-to-date total return through 3/31/2003 is -6.69%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

Average Annual Total Return
(for the period ended 12/31/2002)

==============================================================================================================================
                      Inception Date of Class         1 year       5 year    10 year    Performance Since 8/17/1998
==============================================================================================================================
==============================================================================================================================
Class 1               8/17/1998                       - 10.47 %    N/A       N/A        - 2.31 %
==============================================================================================================================
==============================================================================================================================
MSCI EAFE Free                                        - 15.94 %    N/A       N/A        - 3.92 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

================================================================================
                                                     Class 1
================================================================================
================================================================================
Management Fees                                      0.66 %
================================================================================
================================================================================
12b-1 Fees                                           0.00 %
================================================================================
================================================================================
Other Expenses                                       0.73 %
================================================================================
================================================================================
Total Fund Operating Expenses 1                      1.39 %
================================================================================

1. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual fund operating expenses do not reflect voluntary fee waivers. Including current voluntary fee waivers, Total Fund Operating Expenses were 1.00%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                                           Class 1
================================================================================
================================================================================
1 year                                                           $ 142
================================================================================
================================================================================
3 years                                                          $ 440
================================================================================
================================================================================
5 years                                                          $ 761
================================================================================
================================================================================
10 years                                                         $ 1,669
================================================================================

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2002, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

================================================================================
Fund                                   % of the Fund's average daily net assets
================================================================================
================================================================================
VA Fund                                              0.75 %
================================================================================
================================================================================
VA Growth and Income Fund                            0.75 %
================================================================================
================================================================================
VA International Growth Fund                         0.27 %
================================================================================

THE FUNDS' PORTFOLIO MANAGERS

VA Fund
The Fund is managed by two of EIMC's teams of portfolio management professionals
- Large Cap Core Growth team and Value Equity team - with team members responsible for various sectors.

VA Growth and Income Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Value Equity team, with team members responsible for various sectors.

VA International Growth Fund
The Fund is managed by a team of portfolio management professionals from EIMC's International Equity team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In addition, developments that occur in foreign countries between the close of the foreign markets and the Fund's valuation time may not be reflected in the Fund's NAV. As a result, the value of the Fund may change on days when the investor will not be able to purchase or redeem the Fund's shares. The value of the Fund will reflect these activities on the next trading day of the Exchange. If a determination is made that a foreign event or development is significant enough to have a material effect on the Fund's NAV, the securities will be priced at fair value.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

The Funds offer two classes of shares. Only Class 1 shares are offered in this prospectus. The Funds offer Class 1 shares at NAV with no front-end sales charge, deferred sales charge or 12b-1 fee.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of a Fund directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies, how to redeem funds or change investment options and any fees associated with a purchase or redemption.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of a Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Distributions
All dividends and capital gains are distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise by the separate account.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS

Fund Distributions
Each Fund passes along to the separate accounts the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. The Funds pay an annual dividend from the dividends, interest and other income on the securities in which they invest.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts should provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the separate accounts pay no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. The separate accounts are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one Class 1 share of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables for the Funds have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Reports as well as the SAI, which is available upon request.

VA Fund

==============================================================================================================================
                                                                      Year Ended December 31,
==============================================================================================================================
==============================================================================================================================
Class 1 1                                                             2002 2      2001       2000        1999 2    1998 2
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period                                  $ 12.29     $ 14.96    $ 17.31     $ 15.31   $ 14.89
==============================================================================================================================
==============================================================================================================================
Income from investment operations
==============================================================================================================================
==============================================================================================================================
Net investment income                                                 0.06        0.06       0.03        0.09      0.07
==============================================================================================================================
==============================================================================================================================
Net realized and unrealized gains or losses on securities             - 2.78      - 2.73     - 2.06      3.36      0.86
==============================================================================================================================
==============================================================================================================================
Total from investment operations                                      - 2.72      - 2.67     - 2.03      3.45      0.93
==============================================================================================================================
==============================================================================================================================
Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================
Net investment income                                                 - 0.06      0          - 0.03      - 0.11    0
==============================================================================================================================
==============================================================================================================================
Net realized gains                                                    0           0          - 0.29      - 1.34    - 0.51
==============================================================================================================================
==============================================================================================================================
Total distributions to shareholders                                   - 0.06      0          - 0.32      - 1.45    - 0.51
==============================================================================================================================
==============================================================================================================================
Net asset value, end of period                                        $ 9.51      $ 12.29    $ 14.96     $ 17.31   $ 15.31
==============================================================================================================================
==============================================================================================================================
Total return 3                                                        - 22.22 %   - 17.85 %  - 11.99 %   23.03 %   6.44 %
==============================================================================================================================
==============================================================================================================================
Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================
Net assets, end of period (thousands)                                 $ 32,054    $ 47,016   $ 65,556    $ 69,774  $ 45,820
==============================================================================================================================
==============================================================================================================================
Ratios to average net assets
==============================================================================================================================
==============================================================================================================================
Expenses 4                                                            0.98 %      0.95 %     1.03 %      1.02 %    1.01 %
==============================================================================================================================
==============================================================================================================================
Net investment income                                                 0.52 %      0.45 %     0.18 %      0.57 %    0.49 %
==============================================================================================================================
==============================================================================================================================
Portfolio turnover rate                                               117 %       171 %      127 %       111 %     16 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Net investment income per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Growth and Income Fund

==============================================================================================================================
                                                                                      Year Ended December 31,
==============================================================================================================================
==============================================================================================================================
Class 1 1                                                                             2002     2001    2000    1999 2 1998 2
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period                                                  $ 14.19  $       $       $      $
                                                                                               16.46   17.44   15.58  15.29
==============================================================================================================================
==============================================================================================================================
Income from investment operations
==============================================================================================================================
==============================================================================================================================
Net investment income                                                                 0.14     0.06    0.02    0.07   0.16
==============================================================================================================================
==============================================================================================================================
Net realized and unrealized gains or losses on securities and foreign currency        - 2.33   - 2.07  - 0.07  2.74   0.56
related transactions
==============================================================================================================================
==============================================================================================================================
Total from investment operations                                                      - 2.19   - 2.01  - 0.05  2.81   0.72
==============================================================================================================================
==============================================================================================================================
Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================
Net investment income                                                                 - 0.14   - 0.06  - 0.02  -      - 0.13
                                                                                                              0.06
==============================================================================================================================
==============================================================================================================================
Net realized gains                                                                    0 3      - 0.20  - 0.91  -      - 0.30
                                                                                                             0.89
==============================================================================================================================
==============================================================================================================================
Total distributions to shareholders                                                   - 0.14   - 0.26  - 0.93  -      - 0.43
                                                                                                               0.95
==============================================================================================================================
==============================================================================================================================
Net asset value, end of period                                                        $ 11.86  $       $       $      $
                                                                                               14.19   16.46   17.44  15.58
==============================================================================================================================
==============================================================================================================================
Total return 4                                                                        - 15.41  -       - 0.30  18.57  4.77 %
                                                                                      %        12.16   %       %
                                                                                               %
==============================================================================================================================
==============================================================================================================================
Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================
Net assets, end of period (thousands)                                                 $        $       $       $      $
                                                                                     48,262   66,619  85,645  84,067 60,576
==============================================================================================================================
==============================================================================================================================
Ratios to average net assets
==============================================================================================================================
==============================================================================================================================
Expenses 5                                                                            0.93 %   0.95 %  1.01 %  1.01 % 1.01 %
==============================================================================================================================
==============================================================================================================================
Net investment income                                                                 1.10 %   0.41 %  0.10 %  0.44 % 1.02 %
==============================================================================================================================
==============================================================================================================================
Portfolio turnover rate                                                               76 %     30 %    53 %    66 %   13 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Net investment income per share is based on average shares outstanding during the period.

3.   Amount represents less than $0.005 per share.

4. Total return does not reflect charges attributable to your insurance company's separate account.

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA International Growth Fund

==============================================================================================================================
                                                                                           Year Ended December 31,
==============================================================================================================================
==============================================================================================================================
CLASS 1 1                                                                                  2002    2001   2000 2 1999  1998
                                                                                                                 2     2, 3
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period                                                       $ 9.36  $      $      $     $
                                                                                                   11.52  12.72  9.39  10.00
==============================================================================================================================
==============================================================================================================================
Income from investment operations
==============================================================================================================================
==============================================================================================================================
Net investment income                                                                      0.13    0.05   0.10   0.09  0.03
==============================================================================================================================
==============================================================================================================================
Net realized and unrealized gains or losses on securities, futures contracts and foreign   - 1.11  -      -      3.48  -
currency related transactions                                                                      2.14   0.74         0.64
==============================================================================================================================
==============================================================================================================================
Total from investment operations                                                           - 0.98  -      -      3.57  -
                                                                                                   2.09   0.64         0.61
==============================================================================================================================
==============================================================================================================================
Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================
Net investment income                                                                      - 0.14  -      -      -     0
                                                                                                   0.07   0.06   0.14
==============================================================================================================================
==============================================================================================================================
Net realized gains                                                                         0       0      -      -     0
                                                                                                          0.50   0.10
==============================================================================================================================
==============================================================================================================================
Total distributions to shareholders                                                        - 0.14  -      -      -     0
                                                                                                   0.07   0.56   0.24
==============================================================================================================================
==============================================================================================================================
Net asset value, end of period                                                             $ 8.24  $      $      $     $
                                                                                                   9.36   11.52  12.72 9.39
==============================================================================================================================
==============================================================================================================================
Total return 4                                                                             -       -      -      38.22 -
                                                                                           10.47   18.18  5.06   %     6.10
                                                                                           %       %      %            %
==============================================================================================================================
==============================================================================================================================
Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================
Net assets, end of period (thousands)                                                      $       $      $      $     $
                                                                                           22,324  26,868 8,764  3,782 1,425
==============================================================================================================================
==============================================================================================================================
Ratios to average net assets
==============================================================================================================================
==============================================================================================================================
Expenses 5                                                                                 1.00 %  1.01 % 1.02 % 1.03  1.02
                                                                                                                 %     %6
==============================================================================================================================
==============================================================================================================================
Net investment income                                                                      1.32 %  0.82 % 1.14 % 0.87  1.05
                                                                                                                 %     %6
==============================================================================================================================
==============================================================================================================================
Portfolio turnover rate                                                                    76 %    187 %  127 %  144 % 0.59 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Net investment income per share is based on average shares outstanding during the period.

3. For the period from August 17, 1998 (commencement of operations), to December 31, 1998.

4. Total return does not reflect charges attributable to your insurance company's separate account.

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.   Annualized

OTHER FUND PRACTICES

The Funds may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

Generally, the portfolio managers of VA Fund and VA International Growth Fund do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Although not a principal investment strategy, VA International Growth Fund may invest in debt securities, including up to 10% of its assets in below investment grade debt securities. A Fund which uses this kind of investment strategy is subject to the "Interest Rate Risk" and "Credit Risk" discussed in the "Overview of Fund Risks" on page 2. Below investment grade bonds are commonly referred to as "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

Although not a principal investment strategy, VA International Growth Fund may invest up to 10% of its assets in Real Estate Investment Trusts (REITs) or its foreign equivalents. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses;
changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

INDEX DESCRIPTIONS

INDEX DESCRIPTIONS
====================================================================================================================================
Index                           Description                                                                    Funds
====================================================================================================================================
====================================================================================================================================
Russell 1000R Index             Russell 1000 is an unmanaged market capitalization-weighted index              VA Fund
(Russell 1000)                  measuring the performance of the 1,000 largest companies in the
                                Russell 3000R Index, which represents approximately 92% of the total market capitalization of the Russell 3000R Index.

====================================================================================================================================
S&P 500 Index (S&P 500)         The S&P 500 is an unmanaged market value-weighted index measuring              VA Fund
                                the performance of 500 U.S. stocks chosen for market size, liqudity, and industry group representation.
====================================================================================================================================
Morgan Stanley Capital          MSCI EAFE Free is an unmanaged broad market capitalization-weighted            VA International
International Europe,           performance benchmark for developed market equity securities listed              Growth Fund
Australasia and Far East        in Europe, Australasia and the Far East.
Free Index (MSCI EAFE Free)
====================================================================================================================================
Russell 1000R Value Index       The Russell 1000 Value is an unmanaged market capitalization-weighted          VA Growth and Income
(Russell 1000 Value)            index measuring the performance of those Russell 1000 companies with low         Fund
                                price-to-book ratios and low forecasted earnings and growth rates.
====================================================================================================================================

Information Line for Hearing and Speech
Impaired (TTY/TDD)
   Call 1.800.343.2888

Write us a letter
   Evergreen Investments
   P.O. Box 8400
   Boston, MA 02266-8400

For express, registered or certified mail
   Evergreen Investments
   66 Brooks Drive, Suite 8400
   Braintree, MA 02184-3800

For More Information About the Evergreen Variable Annuity Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.847.5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

                                                                  0000022 (5/03)
                                                        SEC File No.: 811-08716

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

                                           December 4, 2003




EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Evergreen Variable Annuity Trust (the "Trust")
         File Nos. 33-83100/811-08716

Ladies and Gentlemen:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the Trust is filing the attached document in order to represent one custom prospectus which is based on the standard Evergreen Variable Annuity Fund Class 1 Prospectus. The standard Evergreen Variable Annuity Funds Class 1 prospectus was filed electronically on April 25, 2003. The custom prospectus has been created for an individual insurance company who sells Evergreen Variable Annuity Funds.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                           Very truly yours,

                                           /s/ Allison McLellan

                                           Allison McLellan